Advances for vessels under construction and acquisitions and other vessel costs, detail 2 (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Advances For Property Plant And Equipment [Abstract]
Beginning balance	$ 63,440	$ 35,280
Advances for vessels under construction and other vessel costs	68,549	24,919
Advances for vessel acquisitions and other vessel costs	31,827	3,241
Transferred to vessel cost	(152,314)	0
Ending balance	$ 11,502	$ 63,440